Investment in Partially-Owned Entities Condensed Balance Sheet (Details) (USD $)							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Colonial Properties Trust	Dec. 31, 2011 Colonial Properties Trust	Dec. 31, 2011 DRA/CLP JV
Assets
Land, building and equipment, net	$ 92,366,000		$ 1,044,266,000	[1]
Construction in progress	12,701,000		13,841,000
Other assets	10,347,000		78,564,000
Total Assets	115,414,000		1,136,671,000
Liabilities and Partners' Equity
Notes payable	83,738,000	[2]	957,068,000	[2]
Other liabilities	2,238,000		106,068,000
Partners' equity	29,438,000		73,535,000
Total liabilities and partners' equity	115,414,000		1,136,671,000
Impairment of real estate							34,500,000
Joint venture notes and loans payable					$ 20,700,000	$ 147,800,000

[1]	"Land, building and equipment, net" has been revised from the amount previously reported to appropriately reflect an asset impairment of $34.5 million recorded by the DRA/CLP joint venture during 2011.
[2]	The Company’s pro-rata share of indebtedness, as calculated based on ownership percentage, at December 31, 2012 and 2011 was $20.7 million and $147.8 million, respectively.